Portfolio of Investments
Columbia Dividend Opportunity Fund, August 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 92.5%
Issuer	Shares	Value ($)
Communication Services 4.0%
Diversified Telecommunication Services 2.9%
AT&T, Inc.	1,700,000	29,818,000
Verizon Communications, Inc.	925,000	38,674,250
Total		68,492,250
Media 1.1%
Comcast Corp., Class A	750,000	27,142,500
Total Communication Services		95,634,750
Consumer Discretionary 6.3%
Hotels, Restaurants & Leisure 2.3%
Darden Restaurants, Inc.	100,000	12,371,000
McDonald’s Corp.	165,000	41,626,200
Total		53,997,200
Household Durables 0.5%
Newell Brands, Inc.	625,000	11,156,250
Multiline Retail 0.5%
Target Corp.	72,500	11,624,650
Specialty Retail 2.5%
Home Depot, Inc. (The)	210,000	60,568,200
Textiles, Apparel & Luxury Goods 0.5%
Tapestry, Inc.	365,000	12,676,450
Total Consumer Discretionary		150,022,750
Consumer Staples 12.5%
Beverages 5.3%
Coca-Cola Co. (The)	1,050,000	64,795,500
PepsiCo, Inc.	360,000	62,017,200
Total		126,812,700
Food Products 2.1%
Bunge Ltd.	130,000	12,892,100
JM Smucker Co. (The)	90,000	12,599,100
Kraft Heinz Co. (The)	650,000	24,310,000
Total		49,801,200
Household Products 2.9%
Procter & Gamble Co. (The)	500,000	68,970,000
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 2.2%
Altria Group, Inc.	375,000	16,920,000
Philip Morris International, Inc.	375,000	35,808,750
Total		52,728,750
Total Consumer Staples		298,312,650
Energy 11.1%
Oil, Gas & Consumable Fuels 11.1%
Chevron Corp.	485,000	76,659,100
Devon Energy Corp.	225,000	15,889,500
Exxon Mobil Corp.	1,100,000	105,149,000
Pioneer Natural Resources Co.	90,000	22,789,800
Shell PLC, ADR	250,000	13,245,000
Valero Energy Corp.	260,000	30,451,200
Total		264,183,600
Total Energy		264,183,600
Financials 16.7%
Banks 8.5%
Bank of America Corp.	525,000	17,645,250
JPMorgan Chase & Co.	725,000	82,454,250
M&T Bank Corp.	135,000	24,540,300
PNC Financial Services Group, Inc. (The)	225,000	35,550,000
Truist Financial Corp.	515,000	24,122,600
U.S. Bancorp	385,000	17,559,850
Total		201,872,250
Capital Markets 5.2%
Ares Capital Corp.	650,000	12,766,000
BlackRock, Inc.	37,500	24,989,625
Blackstone, Inc.	185,000	17,378,900
Morgan Stanley	515,000	43,888,300
State Street Corp.	365,000	24,947,750
Total		123,970,575
Insurance 2.5%
MetLife, Inc.	400,000	25,732,000
Principal Financial Group, Inc.	265,000	19,811,400
Progressive Corp. (The)	105,000	12,878,250
Total		58,421,650
Columbia Dividend Opportunity Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Dividend Opportunity Fund, August 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mortgage Real Estate Investment Trusts (REITS) 0.5%
Starwood Property Trust, Inc.	550,000	12,611,500
Total Financials		396,875,975
Health Care 13.2%
Biotechnology 2.4%
AbbVie, Inc.	425,000	57,145,500
Health Care Providers & Services 1.1%
CVS Health Corp.	260,000	25,519,000
Pharmaceuticals 9.7%
Bristol-Myers Squibb Co.	535,000	36,064,350
Johnson & Johnson	575,000	92,770,500
Merck & Co., Inc.	575,000	49,082,000
Pfizer, Inc.	1,175,000	53,145,250
Total		231,062,100
Total Health Care		313,726,600
Industrials 5.4%
Aerospace & Defense 1.3%
Huntington Ingalls Industries, Inc.	55,000	12,664,300
Raytheon Technologies Corp.	200,000	17,950,000
Total		30,614,300
Air Freight & Logistics 2.4%
CH Robinson Worldwide, Inc.	120,000	13,698,000
United Parcel Service, Inc., Class B	220,000	42,792,200
Total		56,490,200
Electrical Equipment 0.7%
Eaton Corp. PLC	125,000	17,080,000
Machinery 0.5%
AGCO Corp.	112,500	12,229,875
Road & Rail 0.5%
Union Pacific Corp.	55,000	12,348,050
Total Industrials		128,762,425
Information Technology 9.3%
Communications Equipment 2.4%
Cisco Systems, Inc.	1,000,000	44,720,000
Juniper Networks, Inc.	410,000	11,652,200
Total		56,372,200
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 0.5%
Corning, Inc.	375,000	12,870,000
IT Services 1.2%
International Business Machines Corp.	230,000	29,543,500
Semiconductors & Semiconductor Equipment 3.9%
Broadcom, Inc.	92,500	46,167,675
QUALCOMM, Inc.	135,000	17,856,450
Texas Instruments, Inc.	175,000	28,911,750
Total		92,935,875
Technology Hardware, Storage & Peripherals 1.3%
HP, Inc.	650,000	18,661,500
Seagate Technology Holdings PLC	165,000	11,048,400
Total		29,709,900
Total Information Technology		221,431,475
Materials 2.6%
Chemicals 2.3%
Dow, Inc.	450,000	22,950,000
International Flavors & Fragrances, Inc.	100,000	11,048,000
Nutrien Ltd.	215,000	19,730,550
Total		53,728,550
Metals & Mining 0.3%
Newmont Corp.	185,000	7,651,600
Total Materials		61,380,150
Real Estate 7.3%
Equity Real Estate Investment Trusts (REITS) 7.3%
Alexandria Real Estate Equities, Inc.	82,500	12,655,500
AvalonBay Communities, Inc.	95,000	19,086,450
Crown Castle Corp.	175,000	29,895,250
Kimco Realty Corp.	825,000	17,391,000
Life Storage, Inc.	160,000	20,360,000
Medical Properties Trust, Inc.	800,000	11,688,000
Simon Property Group, Inc.	230,000	23,455,400
VICI Properties, Inc.	600,000	19,794,000
Welltower, Inc.	240,000	18,396,000
Total		172,721,600
Total Real Estate		172,721,600

2	Columbia Dividend Opportunity Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Dividend Opportunity Fund, August 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 4.1%
Electric Utilities 4.1%
American Electric Power Co., Inc.	250,000	25,050,000
Duke Energy Corp.	285,000	30,469,350
Entergy Corp.	210,000	24,213,000
FirstEnergy Corp.	465,000	18,390,750
Total		98,123,100
Total Utilities		98,123,100
Total Common Stocks (Cost $1,838,109,373)		2,201,175,075

Convertible Preferred Stocks 5.8%
Issuer		Shares	Value ($)
Consumer Discretionary 0.5%
Auto Components 0.5%
Aptiv PLC	5.500%	115,000	12,468,300
Total Consumer Discretionary			12,468,300
Health Care 1.8%
Health Care Equipment & Supplies 1.3%
Becton Dickinson and Co.	6.000%	250,000	12,625,000
Boston Scientific Corp.	5.500%	175,000	18,523,750
Total			31,148,750
Life Sciences Tools & Services 0.5%
Danaher Corp.	5.000%	9,000	12,646,491
Total Health Care			43,795,241
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Industrials 0.5%
Professional Services 0.5%
Clarivate PLC	5.250%	225,000	11,142,000
Total Industrials			11,142,000
Utilities 3.0%
Electric Utilities 0.5%
NextEra Energy, Inc.	6.219%	225,000	11,783,250
Multi-Utilities 2.5%
DTE Energy Co.	6.250%	685,000	35,161,050
NiSource, Inc.	7.750%	210,000	23,822,400
Total			58,983,450
Total Utilities			70,766,700
Total Convertible Preferred Stocks (Cost $132,603,059)			138,172,241

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.366%(a),(b)	23,331,542	23,319,876
Total Money Market Funds (Cost $23,318,307)		23,319,876
Total Investments in Securities (Cost: $1,994,030,739)		2,362,667,192
Other Assets & Liabilities, Net		16,213,156
Net Assets		2,378,880,348

Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at August 31, 2022.
(b)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.366%
	3,121,726	128,769,232	(108,572,651)	1,569	23,319,876	(3,550)	78,436	23,331,542
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Dividend Opportunity Fund | First Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT140_05_M01_(10/22)